REVENUE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Dec. 31, 2018
Receivables from contracts with customers [abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS
NOTE 12 – REVENUE FROM CONTRACTS WITH CUSTOMERS

Regarding the Amgen Agreement as detailed in Note 1(d), the Company recorded revenues as follows:

Year ended December 31,
2018
U.S. dollars

Revenues from license	500
Revenues from preclinical research and development	-
Total revenues	500

In addition, the company recorded a contract liability of $225 thousand under the current liabilities line item.